SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of Condensed Consolidated Interim Statements Of Operations
	March 31, 2022	March 31, 2021

Silver	$3,896	$15
Gold	2,442	5
Copper	7,053	9
Penalties, treatment costs and refining charges	(2,344)	-

Total revenue from mining operations	$11,050	$29

Schedule Of Revenues From Customers
	March 31, 2022	March 31, 2021

Customer #1	$8,985	$-
Customer #2	1,232	-
Customer #3	844	-
Customer #4	(11)	29

Total revenue from mining operations	$11,050	$29

Schedule Of Geographical Information Of Company's Non-current Assets
	March 31, 2022	December 31, 2021
Exploration and evaluation assets - Mexico	$44,684	$11,052
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$44,685	$11,053

	March 31, 2022	December 31, 2021
Plant, equipment, and mining properties - Mexico	$38,444	$35,390
Plant, equipment, and mining properties - Canada	283	285
Total plant, equipment, and mining properties	$38,727	$35,675